FAIR VALUE MEASUREMENTS - Schedule of Derivative Liabilities at Fair Value (Details) - TKB CRITICAL TECHNOLOGIES 1 - USD ($)		8 Months Ended	12 Months Ended
	Apr. 21, 2021	Dec. 31, 2021	Dec. 31, 2022
Private Placement
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Derivative warrant liabilities, at beginning	$ 0	$ 0	$ 5,160,000
Change in fair value	10,212,500	(5,052,500)	(4,926,275)
Derivative warrant liabilities, at ending		5,160,000	233,725
Public
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Derivative warrant liabilities, at beginning	0	0	5,520,000
Change in fair value	10,925,000	(5,405,000)	(5,270,450)
Derivative warrant liabilities, at ending		5,520,000	249,550
Warrant Liabilities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Derivative warrant liabilities, at beginning	0	0	10,680,000
Change in fair value	$ 21,137,500	(10,457,500)	(10,196,725)
Derivative warrant liabilities, at ending		$ 10,680,000	$ 483,275